LIMITED PARTNERS' EQUITY	6 Months Ended
Jun. 30, 2022
Disclosure of limited partners equity [Abstract]
LIMITED PARTNERS' EQUITY	LIMITED PARTNERS' EQUITY
Limited partners’ equity
As at June 30, 2022, 275,239,541 LP units were outstanding (December 31, 2021: 275,084,265 LP units) including 68,749,416 LP units (December 31, 2021: 68,749,416 LP units) held by Brookfield. Brookfield owns all general partnership interests in Brookfield Renewable representing a 0.01% interest.
During the three and six months ended June 30, 2022, 78,327 and 147,192 LP units, respectively (2021: 51,857 and 93,667 LP units, respectively) were issued under the distribution reinvestment plan at a total cost of $3 million and $6 million, respectively (2021: $2 million and $4 million, respectively).
During the three and six months ended June 30, 2022, exchangeable shareholders of BEPC exchanged 4,743 and 8,084 exchangeable shares, respectively (2021: 6,033 and 9,642 exchangeable shares, respectively) for an equivalent number of LP units amounting to less than $1 million LP units (2021: less than $1 million).
As at June 30, 2022, Brookfield Asset Management’s direct and indirect interest of 308,051,190 LP units, Redeemable/Exchangeable partnership units and BEPC exchangeable shares represents approximately 48% of Brookfield Renewable on a fully-exchanged basis and the remaining approximate 52% is held by public investors.
On an unexchanged basis, Brookfield holds a 25% direct limited partnership interest in Brookfield Renewable, a 41% direct interest in BRELP through the ownership of Redeemable/Exchangeable partnership units, a 1% direct GP interest in BRELP and a 26% direct interest in the exchangeable shares of BEPC as at June 30, 2022.
In December 2021, Brookfield Renewable renewed its normal course issuer bid in connection with its LP units. Brookfield Renewable is authorized to repurchase up to 13,750,520 LP units, representing 5% of its issued and outstanding LP units. The bid will expire on December 15, 2022, or earlier should Brookfield Renewable complete its repurchases prior to such date. There were no LP units repurchased during the three and six months ended June 30, 2022.
Distributions
The composition of distributions for the three and six months ended June 30 are presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2022	2021	2022	2021
Brookfield	$22	$21	$45	$42
External LP unitholders	66	62	134	125
	$88	$83	$179	$167
In February 2022, Unitholder distributions were increased to $1.28 per LP unit on an annualized basis, an increase of 5% per LP unit, which took effect with the distribution paid in March 2022.
Distributions paid during the three and six months ended June 30, 2022 totaled $85 million and $174 million (2021: $82 million and $166 million).